UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2016

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 89.8%
--------------------------------------------------------------------------------
                                                   FACE AMOUNT(1)        VALUE
                                                   ---------------     ---------
AUSTRALIA -- 4.2%
   AusNet Services Holdings
       Callable 09/17/2021 @ $100
       5.750%, 03/17/2076 (A) ................         500,000        $  548,129
   Australia & New Zealand Banking Group
       Callable 06/15/2026 @ $100
       6.750%, 12/29/2049 (A) ................         600,000           659,361
   Australia & New Zealand Banking Group
       4.400%, 05/19/2026 ....................         550,000           583,764
   BHP Billiton Finance
       6.250%, 10/19/2075 ....................         200,000           216,500
   QBE Insurance Group MTN
       Callable 06/17/2026 @ $100
       5.875%, 06/17/2046 (A) ................         400,000           422,225
                                                                       ---------
                                                                       2,429,979
                                                                       ---------
BRAZIL -- 2.1%
   Brazilian Government International Bond
       6.000%, 04/07/2026 ....................       1,100,000         1,218,250
                                                                       ---------
CHINA -- 45.8%
   361 Degrees International
       Callable 06/03/2019 @ $104
       7.250%, 06/03/2021 ....................         600,000           645,121
   CCCI Treasure
       Callable 04/21/2020 @ $100
       3.500%, 12/29/2049 (A) ................         600,000           613,500
   Central China Real Estate
       Callable 01/23/2019 @ $104
       8.750%, 01/23/2021 ....................         880,000           971,300
   Chalco Hong Kong Investment
       Callable 04/17/2017 @ $100
       6.250%, 04/29/2049 (A) ................       1,000,000         1,012,504
   China Aoyuan Property Group
       10.875%, 05/26/2018 ...................         940,000         1,026,999
   China Cinda Asset Management
       Callable 09/30/2021 @ $100
       4.450%, 12/29/2049 (A) ................         600,000           591,000
   China Construction Bank
       Callable 05/13/2020 @ $100
       3.875%, 05/13/2025 (A) ................         550,000           567,013
   China Government Bond
       3.380%, 07/04/2026 .................... CNY   5,000,000           763,996
       3.310%, 11/30/2025 .................... CNY   5,000,000           759,093
   China Hongqiao Group
       6.875%, 05/03/2018 ....................         500,000           517,985
   China Life Insurance
       Callable 07/03/2020 @ $100
       4.000%, 07/03/2075 (A) ................         330,000           333,300
   China New Town Finance I
       5.500%, 05/06/2018 .................... CNY   5,700,000           867,391
   China SCE Property Holdings
       Callable 07/02/2018 @ $105
       10.000%, 07/02/2020 ...................         750,000           838,671
   China Singyes Solar Technologies Holdings
       7.875%, 11/21/2017 .................... CNY   4,200,000           595,052
   China Taiping Insurance Holdings
       Callable 09/10/2019 @ $100
       5.450%, 12/31/2049 (A) ................         900,000           948,767
   CRCC Yupeng
       Callable 08/01/2019 @ $100
       3.950%, 02/28/2049 (A) ................         400,000           412,794
   Datang Telecom Hong Kong Holdings
       5.500%, 09/29/2017 .................... CNY   7,000,000         1,052,099



THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                   FACE AMOUNT(1)        VALUE
                                                   ---------------     ---------
   Dawn Victor
       5.500%, 06/05/2018 ....................       1,100,000      $  1,124,750
   ENN Energy Holdings
       6.000%, 05/13/2021 ....................         400,000           454,448
   Fantasia Holdings Group
       Callable 10/04/2019 @ $104
       7.375%, 10/04/2021 ....................         300,000           302,741
   Future Land Development Holdings
       Callable 07/21/2017 @ $105
       10.250%, 07/21/2019 ...................         250,000           272,279
   Greenland Hong Kong Holdings
       5.500%, 01/23/2018 .................... CNY   7,000,000         1,052,144
   Huarong Finance II MTN
       5.000%, 11/19/2025 ....................         600,000           658,362
   Huarong Finance II MTN
       Callable 09/14/2021 @ $100
       2.875%, 12/29/2049 (A) ................         500,000           493,260
   Huarui Investment Holding
       5.250%, 11/26/2018 .................... CNY   2,000,000           304,514
   Jinchuan Group
       4.750%, 07/17/2017 .................... CNY   9,000,000         1,281,859
   Logan Property Holdings
       9.750%, 12/08/2017 ....................         250,000           265,625
   Oceanwide Holdings International 2015
       Callable 08/11/2018 @ $105
       9.625%, 08/11/2020 ....................         330,000           364,509
   Panda Funding Investment
       3.950%, 12/17/2016 .................... CNY   6,000,000           898,471
   Powerlong Real Estate Holdings
       Callable 09/15/2019 @ $102
       4.875%, 09/15/2021 ...........................  230,000           223,147
   Powerlong Real Estate Holdings
       10.750%, 09/18/2017 ................... CNY   7,400,000         1,156,486
   Times Property Holdings
       Callable 03/05/2018 @ $106
       11.450%, 03/05/2020 ..........................  250,000           286,592
   Times Property Holdings
       10.375%, 07/16/2017 ................... CNY   4,500,000           698,633
   Tuspark Forward
       5.375%, 11/24/2018 ...........................  600,000           610,500
   Unican MTN
       5.150%, 07/02/2018 .................... CNY   6,000,000           908,546
   Unigroup International Holdings
       5.250%, 12/10/2018 ...........................  400,000           412,840
   West China Cement
       Callable 09/11/2017 @ $103
       6.500%, 09/11/2019 ...........................  400,000           415,805
   Xingtao Assets
       Callable 10/09/2017 @ $100
       3.300%, 10/09/2022 .................... EUR     600,000           674,586
   Yunnan Energy Investment Overseas
       5.500%, 10/21/2017 .................... CNY   3,500,000           523,404
   Yuzhou Properties
       Callable 12/08/2017 @ $105
       9.000%, 12/08/2019 ....................         550,000           600,368
                                                                      ----------
                                                                      26,500,454
                                                                      ----------
FRANCE -- 0.6%
   Societe Generale
       Callable 09/13/2021 @ $100
       7.375%, 12/29/2049 (A) ................         350,000           341,915
                                                                      ----------
GERMANY -- 0.7%
   Allianz MTN
       Callable 03/07/2022 @ $100
       3.875%, 12/29/2049 ....................         400,000           378,976
                                                                      ----------


THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                   FACE AMOUNT(1)        VALUE
                                                   ---------------     ---------
HONG KONG -- 15.9%
   Bank of East Asia MTN
       Callable 12/02/2020 @ $100
       5.500%, 12/29/2049 (A) ................         500,000        $  499,983
   Blue Sky Fliers
       6.900%, 01/20/2019 ....................         500,000           512,578
   China City Construction International
       5.350%, 07/03/2017 (B) ................ CNY   7,298,098         1,017,576
   China High Speed Transmission Equipment
   Group
       8.300%, 11/19/2017 .................... CNY   2,000,000           302,099
   China South City Holdings
       Callable 01/29/2017 @ $104
       8.250%, 01/29/2019 ....................         320,000           334,453
   Dah Sing Bank MTN
       Callable 01/29/2019 @ $100
       5.250%, 01/29/2024 (A) ................         500,000           523,853
   Far East Horizon
       Callable 06/23/2017 @ $100
       5.550%, 06/23/2049 (A) ................       1,050,000         1,068,372
   Industrial & Commercial Bank of China Asia
       Callable 07/21/2021 @ $100
       4.250%, 12/29/2049 (A) ................         800,000           796,624
   King Power Capital
       5.625%, 11/03/2024 ....................       1,200,000         1,364,887
   MCE Finance
       5.000%, 02/15/2021 ....................         400,000           402,077
   Nexteer Automotive Group
       Callable 11/15/2017 @ $104
       5.875%, 11/15/2021 ....................         600,000           636,000
   NWD MTN
       4.375%, 11/30/2022 ....................         350,000           369,849
   RKI Overseas Finance 2016 A
       5.000%, 08/09/2019 ....................         600,000           612,839
   RKI Overseas Finance 2016 B
       Callable 09/06/2019 @ $102
       4.700%, 09/06/2021 ....................         500,000           497,651
   Studio City Finance
       Callable 11/02/2016 @ $106
       8.500%, 12/01/2020 ....................         250,000           257,500
                                                                       ---------
                                                                       9,196,341
                                                                       ---------
INDIA -- 3.8%
   GCX
       Callable 11/02/2016 @ $105
       7.000%, 08/01/2019 ....................         480,000           477,957
   Greenko Dutch
       Callable 08/01/2017 @ $104
       8.000%, 08/01/2019 ....................         240,000           256,861
   ICICI Bank
       Callable 10/31/2016 @ $100
       7.250%, 08/29/2049 (A) ................         150,000           149,232
   Indian Oil
       5.750%, 08/01/2023 ....................         200,000           231,132
   ITNL International
       8.000%, 07/17/2017 .................... CNY   1,300,000           194,669
   JSW Steel
       4.750%, 11/12/2019 ....................         300,000           293,928
   NTPC MTN
       7.375%, 08/10/2021 .................... INR  40,000,000           605,055
                                                                       ---------
                                                                       2,208,834
                                                                       ---------
INDONESIA -- 7.0%
   Alam Synergy
       Callable 03/27/2017 @ $103
       6.950%, 03/27/2020 ....................         250,000           253,450



THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                   FACE AMOUNT(1)        VALUE
                                                   ---------------     ---------
   Astra Sedaya Finance MTN
       2.875%, 04/01/2018 ...........................  500,000       $   503,150
   Indonesia Government International Bond MTN
       4.750%, 01/08/2026 ...........................  500,000           558,450
   Jababeka International
       Callable 09/24/2017 @ $104
       7.500%, 09/24/2019 ...........................  200,000           213,420
   Marquee Land
       Callable 08/05/2017 @ $105
       9.750%, 08/05/2019 ...........................  550,000           589,160
   Pertamina Persero MTN
       6.450%, 05/30/2044 ...........................  600,000           694,800
   Pratama Agung
       Callable 02/24/2018 @ $103
       6.250%, 02/24/2020 ...........................  300,000           316,020
   Theta Capital
       Callable 04/11/2018 @ $104
       7.000%, 04/11/2022 ...........................  600,000           633,365
       Callable 11/14/2016 @ $103
       6.125%, 11/14/2020 ...........................  300,000           307,661
                                                                       ---------
                                                                       4,069,476
                                                                       ---------
JAPAN -- 0.7%
   Dai-ichi Life Holdings
       Callable 07/24/2026 @ $100
       4.000%, 12/29/2049 (A) .......................  400,000           402,000
                                                                       ---------
MEXICO -- 1.6%
   Mexico City Airport Trust
       Callable 07/31/2026 @ $100
       4.250%, 10/31/2026 ...........................  600,000           602,220
   Petroleos Mexicanos MTN
       4.625%, 09/21/2023 ...........................  300,000           300,420
                                                                       ---------
                                                                         902,640
                                                                       ---------
PHILIPPINES -- 0.5%
   Travellers International Hotel Group
       6.900%, 11/03/2017 ...........................  300,000           313,801
                                                                       ---------
SINGAPORE -- 3.4%
   CITIC Envirotech MTN
       Callable 11/27/2018 @ $100
       5.450%, 12/31/2049 (A) .......................  500,000           513,964
   Golden Legacy
       Callable 06/07/2019 @ $104
       8.250%, 06/07/2021 ...........................  600,000           635,740
   Jubilant Pharma
       Callable 10/06/2019 @ $102
       4.875%, 10/06/2021 ...........................  500,000           498,000
   STATS ChipPAC
       Callable 11/24/2018 @ $104
       8.500%, 11/24/2020 ...........................  300,000           313,500
                                                                       ---------
                                                                       1,961,204
                                                                       ---------
SWITZERLAND -- 1.0%
   Cloverie for Zurich Insurance MTN
       Callable 01/20/2022 @ $100
       4.750%, 12/29/2049 ...........................  400,000           396,000
   UBS Group
       7.125%, 12/29/2049 ...........................  200,000           202,980
                                                                       ---------
                                                                         598,980
                                                                       ---------
UNITED ARAB EMIRATES -- 0.9%
    AHB Tier 1 Sukuk
       Callable 06/30/2019 @ $100
       5.500%, 06/29/2049 (A) .......................  500,000           511,100


THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                   FACE AMOUNT(1)/
                                                       SHARES            VALUE
                                                   ---------------     ---------
UNITED KINGDOM -- 1.6%
    Barclays
       Callable 03/15/2022 @ $100
       7.875%, 12/29/2049 (A) .......................  300,000       $   296,433
    Prudential MTN
       Callable 07/20/2021 @ $100
       5.250%, 12/29/2049 ...........................  600,000           616,500
                                                                      ----------
                                                                         912,933
                                                                      ----------
    TOTAL CORPORATE OBLIGATIONS
       (Cost $50,971,445)                                             51,946,883

--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 2.3%
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.3%
    db x-trackers II - Harvest CSI China
       Sovereign Bond UCITS ETF .....................   58,558         1,300,866
                                                                      ----------
    TOTAL EXCHANGE TRADED FUND
       (Cost $1,302,248)                                               1,300,866
                                                                      ----------

--------------------------------------------------------------------------------
COMMON STOCK -- 2.1%
--------------------------------------------------------------------------------
SINGAPORE -- 2.1%
    Ascendas REIT ...................................  501,100           925,989
    Frasers Centrepoint Trust REIT ..................  181,000           292,000
                                                                      ----------
    TOTAL COMMON STOCK
       (Cost $1,153,927)                                               1,217,989
                                                                     -----------
TOTAL INVESTMENTS--94.2%
    (Cost $53,427,620)[]                                             $54,465,738
                                                                     -----------

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

------------------------------------------------------------------------------------------------------
                                                                                       UNREALIZED
                                                                                      APPRECIATION
COUNTERPARTY      SETTLEMENT DATE       CURRENCY TO DELIVER     CURRENCY TO RECEIVE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------
HC Istanbul          10/11/16            SGD      1,583,000    USD      1,179,425       $ 18,552
HC Istanbul          10/11/16            USD         21,329    EUR         19,000             22
HC Istanbul          10/11/16            USD      1,163,714    SGD      1,583,000         (2,842)
HC Istanbul       10/11/16-12/30/16      EUR        658,000    USD        739,727         (1,571)
HC Istanbul          12/30/16            SGD      1,583,000    USD      1,164,142          2,963
                                                                                        ---------
                                                                                        $ 17,124
                                                                                        =========

Percentages are based on Net Assets of $57,826,611.
(1)  In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on September 30, 2016.
(B)  Security in default on interest payments.
+ At September 30, 2016, the tax basis cost of the Fund's investments was $53,427,620, and the unrealized appreciation and depreciation were $1,668,446 and $(630,328), respectively.

CNY -- CHINA YUAN RENMINBI
ETF -- EXCHANGE TRADED FUND
EUR -- EURO
INR -- INDIAN RUPEE
MTN -- MEDIUM TERM NOTE
REIT -- REAL ESTATE INVESTMENT TRUST
SGD -- SINGAPORE DOLLAR
UCITS -- UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITIES USD -- U.S. DOLLAR

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities:                 Level 1             Level 2            Level 3         Total
------------------------------------ --- ---------- --- --------- --- --------- --- --------------------
  Corporate Obligations                $         --        $ 51,946,883         $      --     $ 51,946,883
  Exchange Traded Fund                    1,300,866                  --                --        1,300,866
  Common Stock                            1,217,989                  --                --        1,217,989
                                     --- ---------- --- --------- --- --------- --- --------------------
Total Investments in Securities        $  2,518,855        $ 51,946,883         $      --     $ 54,465,738
                                     === ============================ ==================================
Other Financial Instruments:               Level 1             Level 2            Level 3         Total
------------------------------------ --- ---------- --- --------- --- --------- --- --------------------
  Forwards Contracts*
     Unrealized Appreciation           $         --        $     21,537         $      --     $     21,537
     Unrealized Depreciation                     --              (4,413)               --           (4,413)
                                     --- ---------- --- --------- --- --------- --- --------------------
Total Other Financial Instruments      $         --        $     17,124         $      --     $     17,124
                                     === ========== === ========= === ========= === ===================='

* Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2016, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the period ended September 30, 2016, there were no Level 3 securities. For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

HGI-QH-001-0800

Item 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        The Advisors' Inner Circle
Fund


By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President

Date: November 23, 2016

By (Signature and Title)                            /s/ Stephen Connors
                                                    ----------------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO

Date: November 23, 2016